Other operating income (Tables)	11 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
Disclosure of other operating income

	Eleven Months ended December 31, 2019	Year ended January 31, 2019	Year ended January 31, 2018
	£000	£000	£000
Analysis of other operating income by category:
Income recognized in respect of BARDA	13,864	13,091	1,772
Grant income	650	1,187	13
Income on remeasurement or derecognition of financial liabilities on funding arrangements (Note 21)	—	539	908
Research and development credit	649	333	23
Other income	—	6	9
	15,163	15,156	2,725